Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

	Foreign Currency Translation Adjustment[5]	Net Unrealized Gains (Losses) on Available-for-Sale Securities[5]	Net Unrealized Gains (Losses) on Cash Flow Hedges[5]	Defined Benefit Postretirement Plans[5]	Accumulated Other Comprehensive Income[5]
Balance as of December 31, 2012	$(284)	$272	$(110)	$5,358	$5,236
Other comprehensive income (loss) before reclassifications	(138)	257	525	2,765	3,409
Amounts reclassified from accumulated OCI	55[1]	(79)[2]	30[3]	(771)[4]	(765)
Net other comprehensive income (loss)	(83)	178	555	1,994	2,644
Balance as of December 31, 2013	$(367)	$450	$445	$7,352	$7,880
[1]	Pre-tax translation loss reclassifications are included in Other income (expense) - net in the consolidated statements of income.
[2]	Realized gains are included in Other income (expense) - net in the consolidated statements of income.
[3]	Realized (gains) losses are included in interest expense in the consolidated statements of income.
See Note 10 for additional information.
[4]	The amortization of prior service credits associated with postretirement benefits, net of amounts capitalized as part of construction labor, are included in Cost of services and sales and Selling, general and administrative in the consolidated statements of income
(see Note 12). Actuarial loss reclassifications related to our equity method investees are included in Other income (expense) - net in the consolidated statements of income.
[5]	The balance at December 31, 2011 for each component of accumulated OCI, respectively, was $(371), $222, $(421), and $3,750, for a total of $3,180.